UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE EQUITY FUND

FORM N-Q

JANUARY 31, 2014

CLEARBRIDGE EQUITY FUND

Schedule of investments (unaudited)	January 31, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 13.8%
Auto Components - 2.3%
Johnson Controls Inc.	245,740	$11,333,529

Automobiles - 2.0%
Harley-Davidson Inc.	100,490	6,199,228
Honda Motor Co., Ltd., ADR	96,250	3,610,338

Total Automobiles		9,809,566

Hotels, Restaurants & Leisure - 1.4%
Hilton Worldwide Holdings Inc.	21,250	460,062	*
Starwood Hotels & Resorts Worldwide Inc.	86,190	6,439,255

Total Hotels, Restaurants & Leisure		6,899,317

Household Durables - 1.1%
Toll Brothers Inc.	148,260	5,448,555	*

Internet & Catalog Retail - 0.9%
Amazon.com Inc.	11,290	4,049,610	*

Media - 3.5%
Twenty-First Century Fox Inc., Class B Shares	272,530	8,513,837
Walt Disney Co.	119,120	8,649,303

Total Media		17,163,140

Specialty Retail - 2.6%
Advance Auto Parts Inc.	10,650	1,173,843
Lowe’s Cos. Inc.	78,010	3,611,083
TJX Cos. Inc.	133,860	7,678,210

Total Specialty Retail		12,463,136

TOTAL CONSUMER DISCRETIONARY		67,166,853

CONSUMER STAPLES - 8.8%
Beverages - 2.1%
PepsiCo Inc.	127,970	10,283,669

Food & Staples Retailing - 1.6%
CVS Caremark Corp.	116,450	7,885,994

Food Products - 4.3%
Danone SA, ADR	468,660	6,223,805
McCormick & Co. Inc., Non Voting Shares	152,500	9,787,450
Nestle SA, ADR	65,220	4,738,233

Total Food Products		20,749,488

Tobacco - 0.8%
Philip Morris International Inc.	50,160	3,919,502

TOTAL CONSUMER STAPLES		42,838,653

ENERGY - 7.2%
Energy Equipment & Services - 1.7%
Cameron International Corp.	61,030	3,659,969	*
Halliburton Co.	96,900	4,749,069

Total Energy Equipment & Services		8,409,038

Oil, Gas & Consumable Fuels - 5.5%
Chevron Corp.	19,470	2,173,436
Cimarex Energy Co.	21,830	2,138,904
Exxon Mobil Corp.	86,370	7,959,859
Hess Corp.	82,970	6,263,405
Occidental Petroleum Corp.	94,800	8,301,636

Total Oil, Gas & Consumable Fuels		26,837,240

TOTAL ENERGY		35,246,278

See Notes to Schedule of Investments.

CLEARBRIDGE EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2014

SECURITY	SHARES	VALUE
FINANCIALS - 17.4%
Capital Markets - 2.1%
Blackstone Group LP	159,350	$5,218,712
Charles Schwab Corp.	194,980	4,839,404

Total Capital Markets		10,058,116

Commercial Banks - 2.9%
Wells Fargo & Co.	311,680	14,131,571

Consumer Finance - 1.3%
American Express Co.	76,650	6,516,783

Diversified Financial Services - 7.0%
Berkshire Hathaway Inc., Class A Shares	45	7,628,035	*
Citigroup Inc.	303,334	14,387,132
JPMorgan Chase & Co.	217,110	12,019,210

Total Diversified Financial Services		34,034,377

Insurance - 3.1%
MetLife Inc.	313,410	15,372,760

Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp.	59,020	4,773,538

TOTAL FINANCIALS		84,887,145

HEALTH CARE - 15.5%
Biotechnology - 2.1%
Amgen Inc.	86,720	10,315,344

Health Care Equipment & Supplies - 0.5%
Covidien PLC	36,160	2,467,559

Health Care Providers & Services - 1.1%
UnitedHealth Group Inc.	75,990	5,492,557

Life Sciences Tools & Services - 1.7%
Thermo Fisher Scientific Inc.	72,350	8,330,379

Pharmaceuticals - 10.1%
Bristol-Myers Squibb Co.	103,230	5,158,403
Johnson & Johnson	109,830	9,716,660
Merck & Co. Inc.	306,930	16,258,082
Pfizer Inc.	472,480	14,363,392
Roche Holding AG, ADR	53,580	3,675,588

Total Pharmaceuticals		49,172,125

TOTAL HEALTH CARE		75,777,964

INDUSTRIALS - 12.5%
Aerospace & Defense - 5.5%
Honeywell International Inc.	116,140	10,595,452
Orbital Sciences Corp.	327,050	7,996,373	*
Raytheon Co.	88,159	8,381,276

Total Aerospace & Defense		26,973,101

Commercial Services & Supplies - 0.6%
Tyco International Ltd.	71,710	2,903,538

Electrical Equipment - 1.3%
Rockwell Automation Inc.	53,410	6,133,605

Industrial Conglomerates - 2.1%
General Electric Co.	398,101	10,004,278

Machinery - 3.0%
Caterpillar Inc.	66,670	6,260,979
Flowserve Corp.	55,190	3,991,893
Pentair Ltd., Registered Shares	61,136	4,544,239

Total Machinery		14,797,111

TOTAL INDUSTRIALS		60,811,633

See Notes to Schedule of Investments.

CLEARBRIDGE EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2014

SECURITY			SHARES	VALUE
INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 0.6%
Juniper Networks Inc.			103,940	$2,765,844	*

Computers & Peripherals - 3.8%
Apple Inc.			24,070	12,049,442
NetApp Inc.			154,050	6,522,477

Total Computers & Peripherals				18,571,919

Internet Software & Services - 6.9%
Facebook Inc., Class A Shares			163,689	10,242,021	*
Google Inc., Class A Shares			20,014	23,635,933	*

Total Internet Software & Services				33,877,954

IT Services - 0.9%
Automatic Data Processing Inc.			55,320	4,237,512

Semiconductors & Semiconductor Equipment - 1.5%
ASML Holding NV, New York Registered Shares			87,236	7,382,783

Software - 5.5%
Microsoft Corp.			366,148	13,858,702
Red Hat Inc.			75,900	4,288,350	*
Splunk Inc.			50,180	3,865,365	*
VMware Inc., Class A Shares			56,150	5,061,361	*

Total Software				27,073,778

TOTAL INFORMATION TECHNOLOGY				93,909,790

MATERIALS - 2.7%
Chemicals - 1.4%
Ecolab Inc.			66,800	6,716,072

Construction Materials - 1.3%
Eagle Materials Inc.			81,250	6,398,438

TOTAL MATERIALS				13,114,510

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
Verizon Communications Inc.			113,560	5,453,151

UTILITIES - 1.3%
Multi-Utilities - 1.3%
Sempra Energy			68,740	6,372,885

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $317,846,002)				485,578,862

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.5%
Repurchase Agreements - 0.5%
Interest in $1,500,000,000 joint tri-party repurchase agreement dated 1/31/14 with RBS Securities Inc.; Proceeds at maturity - $2,614,004; (Fully collateralized by various U.S. government obligations, 0.125% to 2.625% due 4/15/14 to 2/15/40; Market value - $2,666,287) (Cost - $2,614,000)	0.020%	2/3/14	$2,614,000	2,614,000

See Notes to Schedule of Investments.

CLEARBRIDGE EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2014

VALUE
TOTAL INVESTMENTS - 100.0% (Cost - $320,460,002#)	488,192,862
Liabilities in Excess of Other Assets - (0.0%)	(49,831)

TOTAL NET ASSETS - 100.0%	$488,143,031

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$485,578,862	—	—	$485,578,862
Short-term investments†	—	$2,614,000	—	2,614,000

Total investments	$485,578,862	$2,614,000	—	$488,192,862

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At January 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$169,114,507
Gross unrealized depreciation	(1,381,647)

Net unrealized appreciation	$167,732,860

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2014, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 21, 2014

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 21, 2014